FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk classification of trade accounts receivable (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Expected credit losses	R$ 34,763	R$ 41,889	R$ 41,996
Credit risk
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	6,566,228	2,957,095
Expected credit losses	34,763	41,889
Credit risk | Low Risk | Current and overdue to 30 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	6,491,726	2,813,038
Credit risk | Average Risk | Overdue between 30 and 90 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	19,147	54,115
Credit risk | High Risk | Overdue more than 90 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 55,355	R$ 89,942